Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2023	2022
Authorized and registered share capital (number of shares)	200,000,000	200,000,000
Subscribed and fully paid up share capital (number of shares)	172,096,305	172,096,305
Par value per share	1.50	1.50
Share capital (US$ millions)	258	258
Share premium (US$ millions)	1,076	1,085
Total (US$ millions)	1,334	1,343

Disclosure of other equity reserves
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2021	16	50	(19)	(605)	(4)	(562)
Share based compensation	—	18	—	—	—	18
Issuance of shares with respect to LTIPs	—	(25)	—	—	—	(25)
Remeasurements of post-employment benefit obligations	—	—	—	—	2	2
Cash flow hedge reserve movement	—	—	14	—	—	14
Currency translation movement	—	—	1	(41)	—	(41)
As of December 31, 2021	16	43	(3)	(646)	(3)	(593)
Share based compensation	—	25	—	—	—	25
Issuance of shares with respect to LTIPs	—	(17)	—	—	—	(17)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	8	—	1	9
Currency translation movement	—	—	—	20	—	20
As of December 31, 2022	16	51	5	(626)	(4)	(559)
Share based compensation	—	50	—	—	—	50
Issuance of shares with respect to LTIPs	—	(40)	—	—	—	(40)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Transfer to legal reserves	2	—	—	—	—	2
Cash flow hedge reserve movement	—	—	(7)	—	—	(7)
Currency translation movement	—	—	—	56	—	56
As of December 31, 2023	18	61	(2)	(571)	(6)	(500)

Disclosure of detailed information about borrowings
Debt and financing by type (i)

	Note	2023	2022
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,638	4,879
Banks	C.3.2.	1,832	1,776
Other financing (ii)		38	30
Total non-current financing		6,508	6,686
Less: portion payable within one year		(32)	(61)
Total non-current financing due after more than one year		6,476	6,624
Debt and financing due within one year
Bonds	C.3.1.	111	101
Banks	C.3.2.	59	18
Other financing		18	—
Total current debt and financing		188	119
Add: portion of non-current debt payable within one year		32	61
Total		221	180
Total debt and financing		6,697	6,804
(i)    See note D.1.1.. for further details on maturity profile of the Group debt and financing.
(ii) In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.450% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2023	2022
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	2,388	2,573
Guatemala	1,463	1,465
Colombia	713	605
Paraguay	665	678
Bolivia	246	260
Panama	759	773
Costa Rica	142	128
El Salvador	174	173
Nicaragua	148	147
Total debt and financing	6,697	6,804
Bond financing

	Note	Country	Maturity	Interest Rate %	2023	2022
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2024	STIBOR (i) + 2.350%	—	191
SEK Variable Rate Notes	1	Luxembourg	2027	STIBOR (i) + 3.000%	222	214
USD 4.500% Senior Notes	2	Luxembourg	2031	4.500%	766	779
USD 6.625% Senior Notes	3	Luxembourg	2026	6.625%	147	147
USD 6.250% Senior Notes	4	Luxembourg	2029	6.250%	671	670
USD 5.125% Senior Notes	5	Luxembourg	2028	5.125%	446	446
USD 5.875% Senior Notes	6	Paraguay	2027	5.875%	507	508
PYG 8.750% Notes (tranche A)	6	Paraguay	2024	8.750%	16	16
PYG 9.250% Notes (tranche B)	6	Paraguay	2026	9.250%	7	7
PYG 10.000% Notes (tranche C)	6	Paraguay	2029	10.000%	9	9
PYG 9.250% Notes (tranche D)	6	Paraguay	2026	9.250%	1	1
PYG 10.000% Notes (tranche E)	6	Paraguay	2029	10.000%	3	3
PYG 9.250% Notes (tranche F)	6	Paraguay	2027	9.250%	2	2
PYG 10.000% Notes (tranche G)	6	Paraguay	2030	10.000%	3	3
PYG 6.000% Notes (tranche H)	6	Paraguay	2026	6.000%	13	13
PYG 6.700% Notes (tranche I)	6	Paraguay	2028	6.700%	20	19
PYG 7.500% Notes (tranche J)	6	Paraguay	2031	7.500%	22	22
BOB 5.800% Notes	7	Bolivia	2026	5.800%	29	35
BOB 4.850% Notes	7	Bolivia	2023	4.850%	—	14
BOB 3.950% Notes	7	Bolivia	2024	3.950%	7	14
BOB 4.600% Notes	7	Bolivia	2024	4.600%	20	41
BOB 4.300% Notes	7	Bolivia	2029	4.300%	13	15
BOB 4.700% Notes	7	Bolivia	2024	4.700%	10	21
BOB 5.300% Notes	7	Bolivia	2026	5.300%	6	8
BOB 5.000% Notes	7	Bolivia	2026	5.000%	42	48
BOB 6.000% Notes	7	Bolivia	2028	6.000%	57	—
UNE Bond 2 (tranches A and B)	8	Colombia	2023	CPI (ii) + 4.76%	—	31
UNE Bond 3 (tranche A)	8	Colombia	2024	+9.35%	42	33
UNE Bond 3 (tranche B)	8	Colombia	2026	CPI (ii) + 4.15%	66	53
UNE Bond 3 (tranche C)	8	Colombia	2036	CPI (ii) + 4.89%	33	26
UNE Bond 6.600%	8	Colombia	2030	6.600%	39	31
UNE Bond 4 (tranche A)	8	Colombia	2028	5.560%	30	24
UNE Bond 4 (tranche B)	8	Colombia	2031	CPI (ii) +2.61%	74	59
UNE Bond 4 (tranche C)	8	Colombia	2036	CPI (ii) + 3.18%	22	18
UNE Bond 7 (tranche A)	8	Colombia	2026	CPI + 8.10%	3	—
UNE Bond 7 (tranche B)	8	Colombia	2027	CPI + 8.25%	4	—
USD 4.500% Senior Notes	9	Panama	2030	4.500%	575	589
USD 5.125% Senior Notes	10	Guatemala	2032	5.125%	823	870
Total bond financing					4,750	4,980
(i)    STIBOR – Swedish Interbank Offered Rate.
(ii)    CPI - Colombian Consumer Price Index

	Note	Country	Maturity range	Interest rate	2023	2022
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2023-2028	Fixed	63	76
USD - Long-term loans	2	Panama	2025-2026	Fixed	185	185
BOB Long-term loans	3	Bolivia	2023-2028	Fixed	62	64
GTQ Long-term loans	8	Guatemala	2023-2030	Fixed	640	595
Variable rate loans
USD Long-term loans	4	Costa Rica	2026	Variable	32	32
CRC Long-term loans	4	Costa Rica	2026	Variable	110	96
COP Long-term loans	5	Colombia	2025-2031	Variable	331	280
USD Long-term loans	5	Colombia	2024	Variable	50	50
USD Credit Facility / Senior Unsecured Term Loan Facility	6	El Salvador	2026-2027	Variable	174	173
USD Long-term loans	6	Nicaragua	2027	Variable	148	147
USD Revolving Credit Facility(i)	7	Luxembourg	2025	Variable	(2)	(3)
USD DNB Bilateral	7	Luxembourg	2026	Variable	100	99
Total Bank and Development Financial Institution financing					1,891	1,794
(i) Relates to the amortized costs of the undrawn RCF that the Company entered into in October 2020 - see point 7 below.
Disclosure of interest and other financial expenses
The Group’s interest and other financial expenses comprised the following:

	2023	2022	2021
	(US$ millions)
Interest expense on bonds and bank financing	(477)	(434)	(329)
Interest expense on leases	(117)	(124)	(113)
Early redemption charges	(1)	—	(5)
Others	(117)	(59)	(47)
Total interest and other financial expenses	(712)	(617)	(495)

Disclosure of contingent liabilities
Maturity of guarantees

	Bank and financing guarantees (i)		Supplier guarantees
Terms	As at December 31, 2023	As at December 31, 2022	As at December 31, 2023	As at December 31, 2022
	Outstanding and Maximum exposure		Outstanding and Maximum exposure
0-1 year	15	13	1	2
1-3 years	322	70	—	—
3-5 years	169	418	—	—
Total	505	501	1	2
(i) If non-payment by the obligor, the guarantee ensures payment of outstanding amounts by the Group's guarantor.
Disclosure of leases
At December 31, 2023, lease liabilities are presented in the statement of financial position as follows:

	December 31, 2023	December 31, 2022
	(US$ millions)
Current	189	163
Non-Current	854	853
Total Lease liabilities	1,043	1,016
The expenses relating to payments not included in the measurement of the lease liability are disclosed in operating expenses and are as follows:

	2023	2022	2021
	(US$ millions)
Expense relating to short-term leases (included in cost of goods sold and services rendered and operating expenses)	0	0	0

Schedule of cash and cash equivalents

	2023	2022
	(US$ millions)
Cash and cash equivalents in USD	531	820
Cash and cash equivalents in other currencies	244	220
Total cash and cash equivalents	775	1,039

Schedule of restricted cash

	2023	2022
	(US$ millions)
Mobile Financial Services	49	50
Others	8	6
Restricted cash	56	57

Disclosure of net debt
Net debt
'Net debt' is debt and financial liabilities, including derivative instruments (assets and liabilities), less cash and pledged and time deposits. In 2023, the definition of Net Debt has changed to include derivative financial instruments in order to have a more comprehensive view of our financial obligations. 2022 figures have also been represented accordingly.

	2023	2022
	(US$ millions)
Gross debt (i)	6,678	6,804
Add (less) derivatives & vendor financing related to debt (note D.1.2.)	58	34
Less:
Cash and cash equivalents	(775)	(1,039)
Pledged deposits	(6)	—
Net debt	5,956	5,799
(i) Excluding vendor financing of $18 million as of December 31, 2023.

Net financing obligations
'Net financing obligations' is Net debt plus lease liabilities.

	Assets		Liabilities from financing and other activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Derivatives and Vendor Financing	Lease liabilities	Total
Net financial obligations as at January 1, 2022	895	35	7,744	(20)	1,167	7,961
Cash flows	179	(35)	(557)	(14)	(157)	(872)
Recognition / Remeasurement	—	—	—	—	251	251
Interest accretion	—	—	9	—	—	9
Foreign exchange movements	(11)	—	(197)	69	(63)	(181)
Transfers to/from assets held for sale	(24)	—	(189)	—	(184)	(349)
Transfers	—	—	1	—	2	4
Other non-cash movements	—	—	(8)	—	—	(8)
Net financial obligations as at December 31, 2022	1,039	—	6,804	34	1,016	6,814
Cash flows	(270)	5	(288)	14	(177)	(185)
Recognition / Remeasurement	—	—	—	—	142	142
Interest accretion	—	—	(1)	—	—	(1)
Foreign exchange movements	6	—	163	10	61	229
Net financial obligations as at December 31, 2023	775	6	6,678	58	1,043	6,999

Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2023	2022	2023	2022
		(US$ millions)
Financial assets
Derivative financial instruments		6	19	6	19
Other non-current assets		84	76	84	76
Trade receivables, net		443	379	443	379
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	12	15	12	15
Supplier advances for capital expenditures		21	21	21	21
Other current assets		190	197	190	197
Restricted cash	C.5.2.	56	57	56	57
Cash and cash equivalents	C.5.1.	775	1,039	775	1,039
Total financial assets		1,587	1,803	1,587	1,803
Current		1,503	1,708	1,503	1,708
Non-current		84	95	84	95
Financial liabilities
Debt and financing (i)	C.3.	6,678	6,804	6,086	6,327
Trade payables		390	400	390	400
Payables and accruals for capital expenditure		314	428	314	428
Derivative financial instruments		46	53	46	53
Put option liability	C.7.4.	86	—	86	—
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	74	58	74	58
Accrued interest and other expenses		444	412	444	412
Other liabilities		1,128	658	1,128	658
Total financial liabilities		9,161	8,812	8,569	8,335
Current		1,670	1,602	1,689	1,602
Non-current		7,491	7,210	6,881	6,733
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.

Disclosure of fair value measurement of liabilities
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2023	2022	2023	2022
		(US$ millions)
Financial assets
Derivative financial instruments		6	19	6	19
Other non-current assets		84	76	84	76
Trade receivables, net		443	379	443	379
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	12	15	12	15
Supplier advances for capital expenditures		21	21	21	21
Other current assets		190	197	190	197
Restricted cash	C.5.2.	56	57	56	57
Cash and cash equivalents	C.5.1.	775	1,039	775	1,039
Total financial assets		1,587	1,803	1,587	1,803
Current		1,503	1,708	1,503	1,708
Non-current		84	95	84	95
Financial liabilities
Debt and financing (i)	C.3.	6,678	6,804	6,086	6,327
Trade payables		390	400	390	400
Payables and accruals for capital expenditure		314	428	314	428
Derivative financial instruments		46	53	46	53
Put option liability	C.7.4.	86	—	86	—
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	74	58	74	58
Accrued interest and other expenses		444	412	444	412
Other liabilities		1,128	658	1,128	658
Total financial liabilities		9,161	8,812	8,569	8,335
Current		1,670	1,602	1,689	1,602
Non-current		7,491	7,210	6,881	6,733
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.